[JOHNSONFAMILY FUNDS LOGO OMITTED]


                                 JOHNSONFAMILY
                                   ----------
                                     FUNDS




--------------------------------------------------------------------------------
                        APRIL 30, 2002 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Statements of Net Assets
     JohnsonFamily Intermediate Fixed Income Fund .....................       1

     JohnsonFamily Large Cap Value Fund ...............................       4

JohnsonFamily Small Cap Value Fund ....................................       6

     JohnsonFamily International Value Fund ...........................       8

Statements of Operations ..............................................      13

Statements of Changes in Net Assets ...................................      14

Financial Highlights ..................................................      16

Notes to the Financial Statements .....................................      19



    --------------------------------
            NOT FDIC-INSURED
    --------------------------------
    May lose value No bank guarantee
    --------------------------------

Shares of JohnsonFamily Funds are distributed by an independent third party, SEI Investments
Distribution Co.

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND

 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
              CORPORATE BONDS - 49.65%
              AUTOMOTIVE - 2.68%
$ 1,500,000   Autozone, Inc.,
              6.000%, 11/01/03                                       $1,522,500
    500,000   General Motors,
              7.200%, 01/15/11                                          511,250
                                                                    -----------
                                                                      2,033,750
                                                                    -----------
              BANKS - 6.46%
  1,000,000   Bank One Texas,
              6.250%, 02/15/08                                        1,025,000
  1,000,000   BankBoston,
              6.500%, 12/19/07                                        1,038,939
  1,000,000   Fleet National Bank,
              5.750%, 01/15/09                                          971,250
    500,000   Inter-American
              Development Bank,
              7.125%, 03/15/23                                          520,774
  1,000,000   International Bank Recon.
              & Development,
              4.000%, 01/10/05                                        1,000,952
    315,000   Swiss Bank Corp.,
              7.375%, 07/15/15                                          341,775
                                                                    -----------
                                                                      4,898,690
                                                                    -----------
              DIVERSIFIED MANUFACTURING - 2.07%
    500,000   PPG Industries, Inc.,
              7.050%, 08/15/09                                          522,275
  1,000,000   PPG Industries, Inc.,
              6.750%, 08/15/04                                        1,048,107
                                                                    -----------
                                                                      1,570,382
                                                                    -----------
              ELECTRICAL SERVICES & EQUIPMENT - 3.91%
    150,000   Avnet, Inc.,
              6.875%, 03/15/04                                          151,819
    750,000   Avnet, Inc.,
              7.875%, 02/15/05                                          763,537
  1,000,000   Metropolitan Edison,
              MTN, Series A,
              9.100%, 09/18/03                                        1,008,750
  1,000,000   Puget Energy, Inc.,
              MTN, Series C,
              7.690%, 02/01/11                                        1,041,959
                                                                    -----------
                                                                      2,966,065
                                                                    -----------
              FINANCIAL - 11.45%
  1,000,000   Citigroup, Inc.,
              5.750%, 05/10/06                                        1,027,229

 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
              FINANCIAL - (CONTINUED)
$   500,000   Donaldson, Lufkin & Jenrette,
              6.500%, 04/01/08                                       $  517,500
  2,000,000   Ford Motor Credit Co. (A),
              3.815%, 10/25/04                                        2,001,592
    500,000   General Motors
              Acceptance Corp.,
              6.750%, 01/15/06                                          516,506
  1,000,000   Intl Lease Finance Corp.,
              MTN, Series M,
              5.800%, 08/15/07                                          987,771
    500,000   Merrill Lynch & Co.,
              6.000%, 02/17/09                                          494,375
  1,000,000   Morgan Stanley
              Dean Witter & Co.,
              6.100%, 04/15/06                                        1,029,076
    500,000   Private Export Funding,
              Series B,
              6.490%, 07/15/07                                          534,375
    500,000   Salomon Smith Barney
              Holdings,
              6.500%, 02/15/08                                          517,500
  1,000,000   Takefuji Corp. (B),
              9.200%, 04/15/11                                        1,053,211
                                                                    -----------
                                                                      8,679,135
                                                                    -----------
              FOOD, BEVERAGE & TOBACCO - 1.32%
  1,000,000   Anheuser Busch  Cos., Inc.,
              6.750%, 06/01/05                                        1,002,500
                                                                    -----------
              GAS/NATURAL GAS - 3.04%
    225,000   Dominion Resources, Inc.,
              6.875%, 10/15/26                                          235,687
  1,000,000   National Fuel Gas Co.,
              MTN, Series D,
              6.820%, 08/01/04                                        1,048,750
  1,000,000   Northern Illinois Gas Co.,
              7.375%, 10/15/27                                        1,025,006
                                                                    -----------
                                                                      2,309,443
                                                                    -----------
              HOUSEHOLD FURNITURE & FIXTURES - 1.41%
  1,000,000   Leggett & Platt, Inc.,
              7.650%, 02/15/05                                        1,066,250
                                                                    -----------
              INSURANCE - 4.07%
  1,000,000   Aon Corp.,
              6.300%, 01/15/04                                        1,035,000


                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 1

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND (CONTINUED)

 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
              INSURANCE - (CONTINUED)
$ 1,000,000   Lincoln National Corp.,
              9.125%, 10/01/24                                       $1,087,500
    500,000   Loews Corp. Cv,
              3.125%, 09/15/07                                          431,875
    500,000   MBIA, Inc.,
              8.200%, 10/01/22                                          532,500
                                                                    -----------
                                                                      3,086,875
                                                                    -----------
              PRINTING & PUBLISHING - 1.43%
  1,000,000   Tribune, Co.,
              7.450%, 10/15/09                                        1,082,500
                                                                    -----------
              SPECIALTY CONSTRUCTION - 2.39%
  2,000,000   Halliburton Co., MTN,
              5.625%, 12/01/08                                        1,810,000
                                                                    -----------
              TECHNOLOGY - 6.26%
  1,000,000   Computer Associates, Inc.,
              Series B,
              6.500%, 04/15/08                                          853,750
  1,000,000   Computer Associates, Inc.,
              Series B,
              6.375%, 04/15/05                                          925,000
  1,000,000   Computer Associates, Inc.,
              Series B,
              6.250%, 04/15/03                                          973,750
  2,000,000   Computer Sciences Corp.,
              6.250%, 03/15/09                                        1,995,000
                                                                    -----------
                                                                      4,747,500
                                                                    -----------
              TELEPHONES & TELECOMMUNICATIONS - 3.16%
    300,000   AT&T Corp.,
              8.125%, 01/15/22                                          273,375
    500,000   Motorola, Inc.,
              6.750%, 02/01/06                                          499,360
  1,000,000   US Cellular Corp.,
              7.250%, 08/15/07                                        1,025,000
  1,000,000   WorldCom, Inc.,
              7.550%, 04/01/04                                          600,000
                                                                    -----------
                                                                      2,397,735
                                                                    -----------
              TOTAL CORPORATE BONDS
              (cost $37,859,938)                                     37,650,825
                                                                    -----------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - 6.61%
    334,613   Federal Home Loan Mortgage Corporation,
              Series 2089, Cl YA,
              6.250%, 10/15/28                                          328,151

 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - (CONTINUED)
$ 2,120,076   Federal Home Loan Mortgage
              Corporation, Series 2374, Cl DA,
              6.000%, 05/15/29                                       $2,144,716
  1,500,000   Federal Home Loan Mortgage
              Corporation, Series 2435, Cl ND,
              6.000%, 12/15/12                                        1,511,250
  1,000,000   Federal National Mortgage
              Association, Series 1998-17, Cl TE,
              6.250%, 09/18/26                                        1,026,490
                                                                    -----------
              TOTAL COLLATERALIZED
              MORTGAGE OBLIGATIONS
              (cost $4,962,882)                                       5,010,607
                                                                    -----------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - 33.45%
  2,000,000   Federal Farm Credit  Bank, MTN,
              5.240%, 10/01/08                                        1,987,802
  1,000,000   Federal Home Loan Bank,
              Series BI08,
              6.150%, 03/03/08                                        1,021,100
  1,000,000   Federal Home Loan Bank,
              Series GJ08,
              5.890%, 06/30/08                                        1,032,720
  2,000,000   Federal Home Loan Bank,
              Series NH11,
              6.135%, 09/12/11                                        1,995,000
  2,000,000   Federal Home Loan Bank,
              Series S804,
              3.375%, 11/15/04                                        1,979,438
  3,000,000   Federal Home Loan Bank,
              Series TV06,
              4.875%, 11/15/06                                        3,007,479
  2,000,000   Federal Home Loan Bank,
              Series XW08,
              5.750%, 05/15/08                                        2,054,140
  2,000,000   Federal Home Loan Mortgage
              Corporation,
              5.125%, 10/15/08                                        1,983,940
  3,000,000   Federal Home Loan Mortgage
              Corporation, MTN,
              7.300%, 12/08/14                                        3,147,327


2   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND (CONCLUDED)

 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - (CONTINUED)
$   500,000   Federal National Mortgage
              Association,
              7.400%, 05/04/07                                       $  535,426
  1,000,000   Federal National Mortgage
              Association,
              6.250%, 02/17/11                                        1,015,057
  1,000,000   Federal National Mortgage
              Association,
              5.920%, 06/26/08                                        1,019,002
  2,000,000   Federal National Mortgage
              Association,
              4.250%, 10/17/05                                        1,989,026
  1,000,000   Federal National Mortgage
              Association, MTN,
              7.000%, 09/30/09                                        1,056,142
  1,000,000   Federal National Mortgage
              Association, MTN,
              6.420%, 03/09/09                                        1,026,410
    500,000   Federal National Mortgage
              Association, MTN,
              6.290%, 04/23/08                                          511,825
                                                                    -----------
              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS
              (cost $25,174,159)                                     25,361,834
                                                                    -----------
              U.S. TREASURY OBLIGATIONS - 2.62%
  2,000,000   United States Treasury Note,
              5.000%, 08/15/11                                        1,984,844
                                                                    -----------
              TOTAL U.S. TREASURY OBLIGATIONS
              (cost $2,033,636)                                       1,984,844
                                                                    -----------
              MORTGAGE PASS-THROUGH
              OBLIGATIONS - 1.45%
    165,605   Citicorp Mortgage Securities,
              Series 1998-6, Class A3,
              6.800%, 07/25/28                                          166,810
    467,144   GE Capital Mortgage Services,
              Series 1999-11, Class A7,
              6.500%, 07/25/29                                          473,932
    451,947   PNC Mortgage Securities,
              Series 1999-5, Class 2A6,
              6.750%, 07/25/29                                          463,449
                                                                    -----------
              TOTAL MORTGAGE PASS-THROUGH
              OBLIGATIONS
              (cost $1,083,084)                                       1,104,191
                                                                    -----------
  Number of Shares/
  Principal Amount                                                     Value
--------------------------------------------------------------------------------
              PREFERRED STOCKS - 0.82%
     25,000   National Commerce Capital                             $   624,750
                                                                    -----------
              TOTAL PREFERRED STOCK
              (cost $625,000)                                           624,750
                                                                    -----------
              COMMERCIAL PAPER - 1.98%
$ 1,500,000   GE Capital Corp.,
              1.730%, 05/13/02                                        1,499,115
                                                                    -----------
              TOTAL COMMERCIAL PAPER
              (cost $1,499,135)                                       1,499,115
                                                                    -----------
              SHORT-TERM INVESTMENTS - 3.75%
  1,031,794   SSGA Money Market Fund                                  1,031,794
  1,811,175   SSGA U.S. Government
              Money Market Fund                                       1,811,175
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,842,969)                                       2,842,969
                                                                    -----------
              TOTAL INVESTMENTS - 100.33%
              (cost $76,080,803)                                     76,079,135
                                                                    -----------
              Cash and Other Assets,
              less Liabilities - (0.33%)                               (251,596)
                                                                    -----------

              NET ASSETS:
              Portfolio Shares  (unlimited  authorization --
              no par value) based on 7,726,764  outstanding
              shares of beneficial interest                          76,949,452
              Undistributed net investment income                         2,953
              Accumulated net realized loss on investments           (1,123,198)
              Net unrealized depreciation  on
              investments                                                (1,668)
                                                                    -----------
              NET ASSETS - 100.00%                                  $75,827,539
                                                                    ===========
              NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE                                  $9.81
                                                                    ============
             (A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF
                 NET ASSETS IS THE RATE IN EFFECT ON APRIL 30,  2002.

             (B) SECURITY SOLD  WITHIN THE TERMS OF A PRIVATE  PLACEMENT
                 MEMORANDUM,  EXEMPT FROM  REGISTRATION   UNDER  SECTION  3A-4,
                 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
             MTN --  MEDIUM TERM NOTE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 3

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
LARGE CAP VALUE FUND

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              COMMON STOCK - 94.86%
              AUTOMOTIVE - 3.26%
     73,150   Ford Motor Co.                                        $ 1,170,400
     10,800   General Motors Corp.                                      692,820
                                                                    -----------
                                                                      1,863,220
                                                                    -----------
              BANKS - 12.69%
     15,500   Bank of America Corp.                                   1,123,440
     32,879   FleetBoston Financial Corp.                             1,160,629
     39,000   Huntington Bancshares, Inc.                               791,310
     30,000   JP Morgan Chase & Co.                                   1,053,000
     20,000   Keycorp                                                   562,200
     53,375   US Bancorp                                              1,264,987
     34,000   Wachovia Corp.                                          1,293,360
                                                                    -----------
                                                                      7,248,926
                                                                    -----------
              CHEMICALS - 1.48%
     26,600   Dow Chemical Co.                                          845,880
                                                                    -----------
              CONSUMER STAPLES - 6.18%
     45,650   Conagra Foods, Inc.                                     1,118,425
     25,800   H.J. Heinz Co.                                          1,083,342
     47,550   Sara Lee Corp.                                          1,007,109
     22,825   Tyson Foods, Inc.                                         320,006
                                                                    -----------
                                                                      3,528,882
                                                                    -----------
              DIVERSIFIED MANUFACTURING - 4.90%
      9,000   Black & Decker Corp.                                      438,120
     32,150   Honeywell International, Inc.                           1,179,262
     24,075   Textron, Inc.                                           1,184,008
                                                                    -----------
                                                                      2,801,390
                                                                    -----------
              ELECTRICAL SERVICES - 6.79%
     47,950   CMS Energy Corp.                                          928,312
     31,200   FirstEnergy Corp.                                       1,038,960
     36,825   Potomac Electric Power                                    841,820
     42,050   Reliant Energy, Inc.                                    1,067,229
                                                                    -----------
                                                                      3,876,321
                                                                    -----------
              ENERGY - 9.56%
     15,950   ChevronTexaco Corp.                                     1,383,024
     38,275   Marathon Oil Corp.                                      1,112,271
     30,900   Occidental Petroleum Corp.                                888,375
     16,050   Phillips Petroleum Co.                                    959,951
     30,000   Unocal Corp.                                            1,115,700
                                                                    -----------
                                                                      5,459,321
                                                                    -----------
   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              ENTERTAINMENT - 2.76%
     64,550   Park Place Entertainment
              Corp.*                                                $   793,965
     33,675   Walt Disney Co.                                           780,586
                                                                    -----------
                                                                      1,574,551
                                                                    -----------
              FINANCIAL - 3.73%
     13,625   Bear Stearns Cos., Inc.                                   843,932
     13,700   Countrywide Credit
              Industries, Inc.                                          639,927
     13,525   Morgan Stanley
              Dean Witter & Co.                                         645,413
                                                                    -----------
                                                                      2,129,272
                                                                    -----------
              HEALTH CARE - 8.55%
     17,550   Biogen, Inc.*                                             762,898
     48,300   Bristol-Myers Squibb Co.                                1,391,040
     28,625   Merck & Co., Inc.                                       1,555,483
     43,075   Schering-Plough Corp.                                   1,175,948
                                                                    -----------
                                                                      4,885,369
                                                                    -----------
              HOUSEHOLD PRODUCTS - 0.82%
     26,150   Cendant Corp.*                                            470,439
                                                                    -----------
              INDUSTRIAL - 1.78%
     19,100   Emerson Electric Co.                                    1,019,749
                                                                    -----------
              INSURANCE - 5.57%
     18,000   Allmerica Financial Corp.                                 898,380
     23,375   Allstate Corp.                                            928,923
      8,175   MGIC Investment Corp.                                     583,368
     18,850   Nationwide Financial Services                             772,850
                                                                    -----------
                                                                      3,183,521
                                                                    -----------
              REAL ESTATE INVESTMENT TRUSTS - 2.09%
     45,400   Duke Realty Corp.                                       1,194,020
                                                                    -----------
              RETAIL - 5.46%
     36,375   Albertson's, Inc.                                       1,220,018
     19,600   Federated Department Stores*                              778,708
     39,350   McDonald's Corp.                                        1,117,540
                                                                    -----------
                                                                      3,116,266
                                                                    -----------
              TECHNOLOGY - 6.61%
     21,875   Apple Computer, Inc.*                                     530,906
     31,800   Check Point Software*                                     577,170
     45,381   Compaq Computer Corp.                                     460,617
     15,275   Microsoft Corp.*                                          798,271
     87,050   Oracle Corp.*                                             873,982
     73,425   Solectron Corp.*                                          536,003
                                                                    -----------
                                                                      3,776,949
                                                                    -----------


4   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
LARGE CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              TELEPHONES & TELECOMMUNICATIONS - 10.91%
     60,000   AT&T Corp.                                             $  787,200
     38,000   BellSouth Corp.                                         1,153,300
     38,375   SBC Communications, Inc.                                1,191,927
     60,000   Sprint Corp-FON Group                                     951,000
     84,650   Tellabs, Inc.*                                            718,679
     35,625   Verizon Communications, Inc.                            1,428,919
                                                                    -----------
                                                                      6,231,025
                                                                    -----------
              UTILITIES - 1.72%
     34,850   Alliant Energy Corp.                                      984,512
                                                                    -----------
              TOTAL COMMON STOCK
              (cost $55,211,569)                                     54,189,613
                                                                    -----------
              SHORT-TERM INVESTMENTS - 4.88%
  1,347,219   SSGA Money Market Fund                                  1,347,219
  1,438,010   SSGA U.S. Government
              Money Market Fund                                       1,438,010
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,785,229)                                       2,785,229
                                                                    -----------
              TOTAL INVESTMENTS - 99.74%
              (cost $57,996,798)                                     56,974,842
                                                                    -----------
              Cash and Other Assets,
              less Liabilities - 0.26%                                  146,322
                                                                    -----------
              NET ASSETS:
              Portfolio Shares (unlimited authorization --
              no par value) based on 6,530,777 outstanding
              shares of beneficial interest                          57,218,565
              Undistributed net investment income                        16,850
              Accumulated net realized gain on investments              907,705
              Net unrealized depreciation on investments             (1,021,956)
                                                                    -----------
              NET ASSETS - 100.00%                                  $57,121,164
                                                                    ===========
              NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE                                  $8.75
                                                                    ============
             * NON-INCOME PRODUCING SECURITY.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 5

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
SMALL CAP VALUE FUND

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              COMMON STOCK - 95.41%
              AGRICULTURE - 1.46%
     52,850   Bunge                                                  $1,169,042
                                                                    -----------
              BANKS - 11.64%
     47,400   Amcore Financial, Inc.                                  1,137,553
     91,200   Colonial Bancgroup, Inc.                                1,459,200
     38,050   MAF Bancorp, Inc.                                       1,410,133
     43,900   Pacific Capital Bancorp                                 1,552,743
     53,000   Riggs National Corp.                                      881,390
     30,686   UMB Financial Corp.                                     1,467,435
     36,000   Webster Financial Corp.                                 1,426,680
                                                                    -----------
                                                                      9,335,134
                                                                    -----------
              BASIC - CHEMICALS - 1.53%
     67,200   Olin Corp.                                              1,223,712
                                                                    -----------
              BASIC - METAL - 0.57%
     37,000   Apex Silver Mines Ltd.*                                   455,100
                                                                    -----------
              BASIC - PAPER - 1.57%
    114,400   Buckeye Technologies, Inc.*                             1,257,256
                                                                    -----------
              BROADCASTING, NEWSPAPERS
              & ADVERTISING - 1.43%
    107,900   Paxson Communications
              Corp.*                                                  1,143,740
                                                                    -----------
              CONSUMER DURABLE - 3.06%
    104,800   National RV Holdings, Inc.*                             1,325,720
     73,300   Visteon Corp.                                           1,131,752
                                                                    -----------
                                                                      2,457,472
                                                                    -----------
              CONSUMER STAPLES - 7.03%
     42,000   Interstate Bakeries                                     1,037,400
     52,500   Sensient Technologies Corp.                             1,311,975
    156,200   Spartan Stores, Inc.*                                   1,246,476
     20,350   The Robert Mondavi
              Corporation, Class A*                                     798,127
    121,750   Topps Co.*                                              1,245,502
                                                                    -----------
                                                                      5,639,480
                                                                    -----------
              ENTERTAINMENT - 1.44%
     80,000   World Wrestling Federation
              Entertainment, Inc.*                                    1,156,000
                                                                    -----------
              FINANCIAL - 2.86%
     57,970   SWS Group, Inc.                                         1,165,197
     39,800   W. P. Stewart & Co. Ltd                                 1,131,116
                                                                    -----------
                                                                      2,296,313
                                                                    -----------

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              GAS/NATURAL GAS - 1.53%
     38,900   UGI                                                   $ 1,225,350
                                                                    -----------
              HEALTH CARE - 6.29%
     48,750   Alpharma, Inc.,  Class  A                                 833,625
     43,350   Apria Healthcare Group, Inc.*                           1,126,667
     16,000   Arrow International, Inc.                                 759,200
     43,900   ICN Pharmaceuticals, Inc.                               1,214,274
    123,350   Theragenics Corp.*                                      1,107,683
                                                                    -----------
                                                                      5,041,449
                                                                    -----------
              INDUSTRIAL - 4.79%
     57,850   Columbus McKinnon Corp.                                   775,259
     37,000   Genlyte Group, Inc.*                                    1,621,710
     79,876   Myers Industries, Inc.                                  1,445,756
                                                                    -----------
                                                                      3,842,725
                                                                    -----------
              INSURANCE - 4.34%
     32,000   AmerUs Group Co.                                        1,205,760
     29,319   Delphi Financial Group,
              Class A                                                 1,260,717
     26,000   Mony Group, Inc.                                        1,014,000
                                                                    -----------
                                                                      3,480,477
                                                                    -----------
              LEISURE & RECREATIONAL PRODUCTS - 1.32%
     60,000   Callaway Golf Co.                                       1,056,000
                                                                    -----------
              MACHINERY - 5.54%
     46,000   Cascade Corp.*                                            667,000
     48,000   Dionex Corp.*                                           1,182,240
     93,000   JLG Industries, Inc.                                    1,530,780
     36,700   Lufkin Ind.                                             1,066,869
                                                                    -----------
                                                                      4,446,889
                                                                    -----------
              PETROLEUM REFINING - 2.60%
     53,000   Key Production Co., Inc.*                               1,134,200
     84,300   Tesoro Petroleum Corp.*                                   952,590
                                                                    -----------
                                                                      2,086,790
                                                                    -----------
              REAL ESTATE INVESTMENT TRUSTS - 7.07%
     38,600   Arden Realty, Inc.                                      1,086,590
     33,800   First Industrial Realty Trust                           1,138,046
     38,000   Healthcare Realty Trust, Inc.                           1,151,400
     34,300   Home Properties of NY                                   1,235,486
     54,000   New Plan Excel Realty Trust                             1,055,700
                                                                    -----------
                                                                      5,667,222
                                                                    -----------


6   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
SMALL CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              RETAIL - 7.95%
     46,000   Brown Shoe Co., Inc.                                  $   936,100
     35,100   Lone Star Steakhouse & Saloon                             684,450
     42,900   Papa John's International,
              Inc.*                                                   1,334,190
     76,400   Russell Corp.                                           1,412,636
     80,000   Tommy Hilfiger Corp.*                                   1,250,400
     54,200   Wilsons-The Leather Experts*                              757,716
                                                                    -----------
                                                                      6,375,492
                                                                    -----------
              SEMI-CONDUCTOR - 1.35%
     44,500   Actel Corp.*                                            1,081,350
                                                                    -----------
              SERVICES - 0.98%
     61,000   Prime Hospitality Corp.*                                  786,290
                                                                    -----------
              STEEL & STEEL WORKS - 1.31%
     58,000   Maverick Tube Corp.*                                    1,052,700
                                                                    -----------
              TECHNOLOGY - 10.36%
    131,200   3Com Corp.*                                               757,024
    367,800   Avici Systems, Inc.*                                      702,498
     80,700   Computer Network Technology
              Corp.*                                                    769,878
     58,950   DSP Group, Inc.*                                        1,250,919
     62,450   InFocus*                                                  808,103
     48,100   NCO Group, Inc.*                                        1,339,104
    234,500   Netro Corp.*                                              654,255
    146,200   Sonicwall, Inc.*                                        1,084,804
     70,700   Verity, Inc.*                                             943,138
                                                                    -----------
                                                                      8,309,723
                                                                    -----------
              TELEPHONES & TELECOMMUNICATIONS - 0.73%
    156,200   WorldCom, Inc. - MCI Group                                585,906
                                                                    -----------
              TRANSPORTATION - 1.47%
     43,300   Alexander & Baldwin, Inc.                               1,176,461
                                                                    -----------
              UTILITIES - 5.19%
     53,000   Alliant Energy Corp.                                    1,497,250
     27,200   NSTAR                                                   1,245,760
     57,400   Southwest Gas Corp.                                     1,420,650
                                                                    -----------
                                                                      4,163,660
                                                                    -----------
              TOTAL COMMON STOCK
              (cost $67,464,510)                                     76,511,733
                                                                    -----------

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 3.94%
  2,751,340   SSGA Money Market Fund                                $ 2,751,340
    412,160   SSGA U.S. Government
              Money Market Fund                                         412,160
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $3,163,500)                                       3,163,500
                                                                    -----------
              TOTAL INVESTMENTS - 99.35%
              (cost $70,628,010)                                     79,675,233
                                                                    -----------
              Cash and Other Assets,
              less Liabilities - 0.65%                                  523,867
                                                                    -----------
              NET ASSETS:
              Portfolio Shares (unlimited authorization --
              no par value) based on 6,360,411 outstanding
              shares of beneficial interest                          65,371,235
              Undistributed net investment income                       159,463
              Accumulated net realized gain on investments            5,621,179
              Net unrealized appreciation on investments              9,047,223
                                                                    -----------
              NET ASSETS - 100.00%                                  $80,199,100
                                                                    ===========

              NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE                                 $12.61
                                                                    ============
             * NON-INCOME PRODUCING SECURITY.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 7

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
INTERNATIONAL VALUE FUND

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              FOREIGN STOCK - 92.81%
              AUSTRALIA - 2.96%
     55,000   CSR Ltd.                                              $   180,163
     12,200   National Australia Bank Ltd.                              227,661
     10,000   Rio Tinto Ltd.                                            193,857
     78,000   Santos Ltd.                                               245,871
     70,000   Telstra Corp. Ltd.                                        191,333
     26,200   Westpac Banking Corp. Ltd.                                228,487
                                                                    -----------
                                                                      1,267,372
                                                                    -----------
              AUSTRIA - 0.62%
      2,800   OMV                                                       263,662
                                                                    -----------
              BELGIUM - 1.73%
      6,600   Almanij                                                   252,461
      1,000   Electrabel                                                221,671
     11,500   Fortis*                                                   264,144
                                                                    -----------
                                                                        738,276
                                                                    -----------
              CANADA - 4.31%
      3,300   Alcan, Inc. Ltd.                                          121,724
      8,500   BCE, Inc.                                                 149,185
      7,400   Canadian Imperial Bank
              of Commerce                                               257,871
     18,000   Domtar, Inc.                                              191,960
     22,200   Husky Energy, Inc.                                        226,285
      9,500   National Bank of Canada                                   202,141
      7,000   Petro-Canada                                              188,501
     13,700   Quebecor, Inc., Class A                                   185,465
      8,408   Telus Corp. (non voting)                                   79,811
      9,000   Toronto Dominion Bank                                     240,065
                                                                    -----------
                                                                      1,843,008
                                                                    -----------
              DENMARK - 1.09%
     14,000   Danske Bank A/S                                           252,827
      7,400   TDC A/S                                                   213,461
                                                                    -----------
                                                                        466,288
                                                                    -----------
              FINLAND - 2.28%
     26,000   M-real Oyj, B Shares                                      209,686
     10,500   Nokia Oyj                                                 169,930
     14,700   Orion-Yhtymae Oyj, B Shares                               344,400
     10,000   Tietoenator Oyj                                           250,506
                                                                    -----------
                                                                        974,522
                                                                    -----------

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              FRANCE - 6.82%
      2,800   Accor SA                                              $   113,186
      9,000   BNP Paribas                                               470,374
      2,000   Cie de Saint-Gobain                                       342,418
      2,800   Pernod-Ricard                                             258,616
      4,500   Peugeot SA                                                223,833
      7,000   Renault  SA                                               324,531
      2,500   Rexel SA                                                  163,662
      5,000   Societe Assurances Generales
              de France                                                 252,308
      2,800   Societe Generale, Class A                                 191,754
      2,337   TotalFinaElf SA                                           354,208
      2,700   TotalFinaElf SA Strip VVPR*                                    24
     16,900   Usinor SA                                                 220,662
                                                                    -----------
                                                                      2,915,576
                                                                    -----------
              GERMANY - 3.61%
      3,500   Bayer AG                                                  115,273
     10,700   Deutsche Telekom AG                                       142,505
      2,400   Epcos AG*                                                  97,319
      3,300   Fresenius Medical Care AG                                 196,854
      3,700   Gehe AG                                                   155,034
      5,000   Merck KGaA                                                147,781
      3,200   Siemens AG                                                193,773
     13,000   Suedzucker AG                                             199,143
      6,000   Volkswagen AG                                             294,660
                                                                    -----------
                                                                      1,542,342
                                                                    -----------
              GREECE - 1.22%
      9,555   Hellenic Telecommunications
              Organization SA*                                          147,748
     11,000   National Bank of Greece SA                                200,422
     34,000   Panafon Hellenic Telecom SA*                              172,795
                                                                    -----------
                                                                        520,965
                                                                    -----------
              HONG KONG - 4.95%
    142,000   Asia Satellite Telecommunications
              Holdings Ltd.                                             220,305
     95,000   Cheung Kong Infrastructure
              Holdings Ltd.                                             149,823
     75,000   China Mobile Ltd.*                                        245,698
  1,200,000   China Petroleum and Chemical
              Corp.                                                     192,327


8   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              HONG KONG - (CONTINUED)
    100,000   Citic Pacific Ltd.                                     $  202,585
     46,400   CLP Holdings Ltd.                                         182,049
    225,000   Hang Lung Group Ltd.                                      207,714
     48,000   Hong Kong Electric Holdings                               182,172
     24,800   HSBC Holdings PLC*                                        294,928
     39,500   Swire Pacific Ltd., Class A                               236,518
                                                                    -----------
                                                                      2,114,119
                                                                    -----------
              IRELAND - 1.22%
     21,000   Allied Irish Banks PLC                                    278,548
     18,000   Irish Life & Permanent PLC                                244,919
                                                                    -----------
                                                                        523,467
                                                                    -----------
              ITALY - 1.45%
     23,000   Italgas SPA                                               230,258
     56,600   Parmalat Finanziaria SPA                                  198,909
     24,200   Telecom Italia SPA                                        192,552
                                                                    -----------
                                                                        621,719
                                                                    -----------
              JAPAN - 21.62%
      8,000   Aderans Co. Ltd.                                          247,975
     32,000   Ajinomoto Co., Inc.                                       318,754
     11,000   C&S Co. Ltd.                                              204,751
      5,000   Canon, Inc.                                               191,589
     39,000   Daiwa Securities Group, Inc.                              267,594
     14,000   Denso Corp.                                               226,791
     48,000   Fuji Heavy Industries Ltd.                                242,243
      6,000   Fuji Photo Film Co. Ltd.                                  190,654
     55,000   Fujikura Ltd.                                             235,592
     25,000   Hitachi Ltd.                                              185,164
      8,000   Honda Motor Co. Ltd.                                      358,879
     38,000   Japan Radio Co. Ltd.*                                     131,106
         30   Japan Tobacco, Inc.                                       182,009
     75,000   Kubota Corp.                                              226,051
      3,500   Kyocera Corp.                                             238,240
     10,000   Kyushu Electric Power                                     133,255
     37,000   Makita Corp.                                              243,209
     18,000   Maruichi Steel Tube Ltd.                                  205,794
         25   Millea Holdings Inc*                                      194,704
         15   Mitsubishi Tokyo Financial
              Group, Inc.                                               102,687
      1,400   Nintendo Co. Ltd                                          196,262
     30,000   Nippon Electric Glass Co. Ltd.                            348,131

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              JAPAN - (CONTINUED)
     23,000   Nippon Meat Packers, Inc.                              $  231,433
         95   Nippon Telegraph &
              Telephone Corp.                                           373,637
     40,000   Nippon Yusen Kabushiki Kaisha                             133,333
         50   NTT Data Corp.                                            223,131
      5,000   Ono Pharmaceutical Co. Ltd.                               163,551
     12,000   Ricoh Co. Ltd.                                            223,832
     11,000   Sankyo Co. Ltd.                                           167,484
     10,000   Sankyo Co. Ltd./Gunma                                     264,798
     27,000   Sanyo Electric Co. Ltd.                                   124,276
     32,000   Sumitomo Chemical Co. Ltd.                                135,327
     28,000   Sumitomo Mitsui Banking Corp.                             124,735
      7,000   Takeda Chemical Industries Ltd.                           306,386
      4,500   Takefuji Corp.                                            325,234
      2,000   TDK Corp.                                                 109,034
     15,000   Tokyo Broadcasting System, Inc.                           318,925
      8,400   Tokyo Electric Power Co.                                  153,084
     15,000   Toppan Forms Co. Ltd.                                     235,981
     10,000   Toyota Motor Corp.                                        272,586
         31   UFJ Holdings, Inc.                                         76,776
         55   West Japan Railway Co.                                    212,889
      7,000   Yamanouchi Pharmaceutical
              Co. Ltd.                                                  192,991
                                                                    -----------
                                                                      9,240,857
                                                                    -----------
              MALAYSIA - 0.68%
    110,000   Highlands & Lowlands BHD                                   89,158
     50,000   Kuala Lumpur Kepong BHD                                    92,105
     45,000   Malayan Banking BHD                                       108,947
                                                                    -----------
                                                                        290,210
                                                                    -----------
              MEXICO - 0.96%
     57,000   Carso Global Telecom SA*                                  135,336
     26,780   Cemex SA                                                  169,673
     31,000   Organizacion Soriana SA*                                  107,133
                                                                    -----------
                                                                        412,142
                                                                    -----------
              NETHERLANDS - 5.49%
     13,400   ABN Amro Holding NV                                       265,644
      4,500   DSM NV                                                    200,234
     12,000   Hagemeyer NV                                              237,350
      6,000   Hunter Douglas NV                                         200,044
     10,850   ING Groep NV                                              286,464


                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 9

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              NETHERLANDS - (CONTINUED)
     18,000   Koninklijke Vendex KBB NV                             $   243,297
     17,000   OCE NV                                                    210,632
      9,700   Royal Dutch Petroleum Co.                                 513,951
      8,700   TPG NV                                                    188,542
                                                                    -----------
                                                                      2,346,158
                                                                    -----------
              NORWAY - 1.53%
     57,000   DnB Holding ASA                                           301,074
      8,600   Norske Skogindustrier A.S.                                152,952
     11,000   Orkla ASA                                                 200,217
                                                                    -----------
                                                                        654,243
                                                                    -----------
              PORTUGAL - 0.55%
     32,000   Portugal Telecom SGPS SA*                                 233,565
                                                                    -----------
              SINGAPORE - 0.99%
     26,000   DBS Group Holdings Ltd.                                   200,916
        500   Fraser And Neave Ltd.*                                      2,084
     53,000   Fraser And Neave Ltd.                                     222,332
                                                                    -----------
                                                                        425,332
                                                                    -----------
              SPAIN - 3.37%
      6,500   Aurea Concesiones
              de Infraestructuras
              SA/Concesion                                              129,970
      3,800   Banco Popular Espanol                                     155,835
     15,200   Endesa SA                                                 232,844
     18,000   Iberdrola SA                                              246,865
     24,000   Repsol YPF SA                                             294,768
     13,762   Telefonica SA*                                            147,323
     26,000   Vallehermoso SA                                           233,115
                                                                    -----------
                                                                      1,440,720
                                                                    -----------
              SWEDEN - 0.95%
     15,000   Foreningssparbanken                                       187,588
     23,000   Skandinaviska Enskilda
              Banken SEB, Class A                                       220,482
                                                                    -----------
                                                                        408,070
                                                                    -----------
              SWITZERLAND - 3.83%
      6,000   Clariant AG                                               142,399
        200   Hilti AG                                                  149,373
      1,000   Nestle SA                                                 236,405
      7,000   Novartis AG                                               293,593

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              SWITZERLAND - (CONTINUED)
      3,000   Roche Holding AG                                      $   304,148
      3,500   STMicroelectronics N.V.                                   108,808
        600   Sulzer AG*                                                120,178
      2,800   Swiss Reinsurance                                         282,575
                                                                    -----------
                                                                      1,637,479
                                                                    -----------
              UNITED KINGDOM - 20.58%
     17,000   Abbey National PLC                                        270,285
     25,000   Alliance & Leicester PLC                                  337,729
     11,880   Anglo American PLC                                        187,690
     28,000   Associated British Foods PLC                              246,051
     16,000   Associated British Ports
              Holdings PLC                                              109,589
      6,000   AstraZeneca PLC                                           281,113
     29,000   AWG PLC*                                                  246,386
     37,400   BAE Systems PLC                                           190,216
     34,800   Barclays PLC                                              304,791
    103,000   BP PLC                                                    878,847
     40,000   Cadbury Schweppes PLC                                     303,410
     15,874   GlaxoSmithKline PLC                                       384,011
     34,000   HBOS PLC                                                  412,241
     17,000   HSBC Holdings PLC                                         200,670
     36,900   Kelda Group PLC                                           215,635
     34,545   Kingfisher PLC                                            193,063
     62,000   Legal & General Group PLC                                 142,079
    146,000   Old Mutual PLC                                            232,979
    134,000   Pilkington PLC                                            217,247
     22,000   Provident Financial PLC                                   227,630
     18,000   Prudential PLC                                            191,489
     50,000   Rank Group PLC                                            203,840
     34,000   Rolls-Royce PLC                                            94,142
     16,300   Royal Bank of Scotland
              Group PLC                                                 467,479
     60,000   Safeway PLC                                               265,811
     23,000   Scottish & Newcastle PLC                                  210,492
     60,800   Shell Transport & Trading
              Co. PLC                                                   432,830
    170,000   Stagecoach Group PLC                                      188,283
     61,000   Tesco PLC                                                 233,795
     34,464   Unilever PLC                                              315,409
     22,000   United Utilities PLC                                      211,119


10   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
              UNITED KINGDOM - (CONTINUED)
    125,000   Vodafone Group PLC                                    $   201,745
     20,000   Whitbread PLC                                             198,193
                                                                    -----------
                                                                      8,796,289
                                                                    -----------
              TOTAL FOREIGN STOCK
              (cost $39,731,025)                                     39,676,381
                                                                    -----------
              FOREIGN PREFERRED STOCK - 1.13%
              BRAZIL - 1.13%
  2,200,000   Banco Itau SA                                             174,530
      4,900   Companhia Vale do Rio Doce -
              CVRD                                                      131,648
      7,600   Petroleo Brasileiro SA                                    176,599
                                                                    -----------
                                                                        482,777
                                                                    -----------
              TOTAL FOREIGN PREFERRED STOCK
              (cost $412,141)                                           482,777
                                                                    -----------
              SHORT-TERM INVESTMENTS - 5.11%
    956,535   SSGA Money Market Fund                                    956,535
  1,226,367   SSGA U.S. Government
              Money Market Fund                                       1,226,367
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,182,902)                                       2,182,902
                                                                    -----------
              TOTAL INVESTMENTS - 99.05%
              (cost $42,326,068)                                     42,342,060
                                                                    -----------
              Cash and Other Assets,
              less Liabilities - 0.95%                                  405,316
                                                                    -----------


                                                                       Value
--------------------------------------------------------------------------------
              NET ASSETS:
              Portfolio Shares (unlimited  authorization --
              no par value) based on 4,494,193 outstanding
              shares of beneficial interest                         $44,125,022
              Undistributed net investment income                       133,654
              Accumulated net realized loss on investments           (1,531,838)
              Net unrealized appreciation on investments                 15,992
              Net unrealized appreciation on translation of
              assets and liabilities in foreign currencies                4,546
                                                                    -----------
              NET ASSETS - 100.00%                                  $42,747,376
                                                                    ===========

              NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE                                  $9.51
                                                                    ===========
             * NON-INCOME PRODUCING SECURITY.
             PLC --  PUBLIC LIMITED COMPANY
             LTD. --  LIMITED
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 11

STATEMENT OF NET ASSETS APRIL 30, 2002 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONCLUDED)

-------------------------------------------------------------
As of April 30, 2002, the International Equity Fund's sector diversification of the Portfolio was as follows:

INDUSTRY SECTOR
Banks                             6,847,101    16.02%
Food, Beverage & Tobacco          4,298,010    10.05%
Petroleum Refining                3,821,532     8.94%
Telephones & Telecommunications   3,383,627     7.92%
Medical Products and Services     2,937,346     6.87%
Automotive                        1,943,523     4.55%
Electrical Services               1,661,380     3.88%
Insurance                         1,582,598     3.70%
Financial                         1,317,838     3.08%
Diversified Operations            1,274,554     2.98%
Entertainment                     1,093,215     2.56%
Building                          1,059,324     2.48%
Electronic Components               956,160     2.24%
Retail                              946,437     2.21%
Transportation                      832,636     1.95%
Basic-Metals                        742,037     1.73%
Office Automation & Equipment       626,053     1.46%
Basic-Chemicals                     593,233     1.39%
Computer Services                   582,671     1.36%
Basic-Paper                         554,598     1.30%
Real Estate                         440,829     1.03%
Printing & Publishing               421,446     0.99%
Consumer Staples                    392,582     0.92%
Aerospace/Defense                   284,358     0.66%
Beauty Products                     247,975     0.58%
Wholesale                           237,350     0.56%
Industrial                          226,051     0.53%
Photo Equipment & Supplies          190,654     0.45%
Agricultural Operations             181,263     0.42%
                                 ----------  --------
Total Foreign Stock              39,676,381    92.81%
Foreign Preferred Stock             482,777     1.13%
Short-Term Investments            2,182,902     5.11%
                                 ----------  --------
Total Investments                42,342,060    99.05%
Other Assets & Liabilities          405,316     0.95%
                                -----------  --------
Total Net Assets                $42,747,376  100.00%
                                ===========  ========

12  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)



                                                  INTERMEDIATE        LARGE CAP        SMALL CAP      INTERNATIONAL
                                                FIXED INCOME FUND    VALUE FUND       VALUE FUND        VALUE FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of $0, $0,
$0, and $51,505, respectively)                    $   286,310       $   623,307      $   694,301       $   447,574
Interest                                            1,850,390            27,645           30,312            18,176
                                                  -----------       -----------      -----------       -----------
   TOTAL INVESTMENT INCOME                          2,136,700           650,952          724,613           465,750
                                                  -----------       -----------      -----------       -----------

EXPENSES:
Investment advisory fees                              167,585           202,060          251,842           161,804
Distribution fees                                      46,665            67,353           83,947            44,945
Administration and fund accounting fees                52,030            52,030           52,030            52,030
Federal and state registration fees                    11,434            11,352           11,952            11,614
Transfer agent fees and expenses                       11,438            10,038           10,740             8,896
Directors' fees and expenses                            4,609             4,606            4,604             4,598
Custody fees                                            6,146             5,782            7,703            20,960
Pricing expenses                                        3,948               648              728             4,973
Audit fees                                              4,883             4,883            4,883             4,884
Legal fees                                              4,778             4,779            4,759             4,779
Printing expenses                                       3,095             2,256            2,676             1,689
Amortization of organizational costs                    2,896             2,896            2,896             2,896
Insurance expenses                                      3,715             3,721            3,725             3,726
Miscellaneous                                           1,437             1,328            1,611             1,508
                                                  -----------       -----------      -----------       -----------
   TOTAL EXPENSES                                     324,659           373,732          444,096           329,302
Less:
Waiver of investment advisory fees                     (7,496)               --               --                --
                                                  -----------       -----------      -----------       -----------
   TOTAL NET EXPENSES                                 317,163           373,732          444,096           329,302
                                                  -----------       -----------      -----------       -----------

NET INVESTMENT INCOME                               1,819,537           277,220          280,517           136,448
                                                  -----------       -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments                66,920         1,005,846        5,850,612        (1,121,440)
Net realized loss on foreign currency
    transactions                                           --                --               --           (47,113)
Net change in unrealized appreciation
   (depreciation) on investments                   (2,802,158)        2,130,378        7,908,151         5,270,750
Net change in unrealized appreciation on
   translation of assets and liabilities
   in foreign currency                                     --                --               --             4,260
                                                  -----------       -----------      -----------       -----------
Net gain (loss) on investments and foreign
   currency transactions                           (2,735,238)        3,136,224       13,758,763         4,106,457
                                                  -----------       -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $  (915,701)      $ 3,413,444      $14,039,280       $ 4,242,905
                                                  ===========       ===========      ===========       ===========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INTERMEDIATE                             LARGE CAP
                                                  FIXED INCOME FUND                         VALUE FUND
                                        --------------------------------------------------------------------------
                                            SIX MONTHS        FISCAL YEAR        SIX MONTHS          FISCAL YEAR
                                               ENDED             ENDED              ENDED                ENDED
                                          APRIL 30, 2002      OCTOBER 31,      APRIL 30, 2002         OCTOBER 31,
                                            (UNAUDITED)          2001            (UNAUDITED)             2001
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                      $ 1,819,537        $ 3,771,061       $   277,220          $   392,090
Net realized gain (loss)
   on investments                               66,920            822,320         1,005,846              741,709
Net realized loss on foreign
   currency transactions                            --                 --                --                   --
Net change in unrealized
   appreciation (depreciation)
   on investments                           (2,802,158)         4,232,757         2,130,378           (2,222,943)
Net change in unrealized
   appreciation on translation of
   assets and liabilities in foreign
   currency                                         --                 --                --                   --
                                           -----------        -----------       -----------          -----------
     NET INCREASE (DECREASE)
        IN NET ASSETS
     RESULTING FROM OPERATIONS                (915,701)         8,826,138         3,413,444           (1,089,144)
                                           -----------        -----------       -----------          -----------

DISTRIBUTIONS PAID FROM:
Net investment income                       (1,818,759)        (3,782,641)         (278,627)            (423,847)
Net realized gains                                  --                 --          (794,814)          (3,121,045)
                                           -----------        -----------       -----------          -----------
TOTAL DISTRIBUTIONS                         (1,818,759)        (3,782,641)       (1,073,441)          (3,544,892)
                                           -----------        -----------       -----------          -----------

CAPITAL STOCK TRANSACTIONS1:
Shares sold                                  9,116,171         19,917,961         9,650,331           16,171,794
Proceeds from reinvestment of
   dividends                                   964,626          1,905,901           934,748            2,009,391
Redemption fees2                                    --                 --                --                   --
Shares redeemed                             (7,203,166)        (9,527,742)       (4,033,119)          (6,897,621)
                                           -----------        -----------       -----------          -----------
   NET INCREASE FROM
       SHARE TRANSACTIONS                    2,877,631         12,296,120         6,551,960           11,283,564
                                           -----------        -----------       -----------          -----------

TOTAL INCREASE IN NET ASSETS                   143,171         17,339,617         8,891,963            6,649,528
                                           -----------        -----------       -----------          -----------

NET ASSETS:
Beginning of period                         75,684,368         58,344,751        48,229,201           41,579,673
                                           -----------        -----------       -----------          -----------
End of period                              $75,827,539        $75,684,368       $57,121,164          $48,229,201
                                           ===========        ===========       ===========          ===========

UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD                           $     2,953        $     2,175       $    16,850          $    18,257
                                           ===========        ===========       ===========          ===========


1 SEE NOTE 3 OF NOTES TO THE FINANCIAL STATEMENTS.
2 SEE NOTE 5 OF NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT




                          SMALL CAP                                               INTERNATIONAL
                         VALUE FUND                                                VALUE FUND
---------------------------------------------------          ---------------------------------------------------
        SIX MONTHS                FISCAL YEAR                        SIX MONTHS               FISCAL YEAR
          ENDED                       ENDED                            ENDED                      ENDED
      APRIL 30, 2002              OCTOBER 31,                      APRIL 30, 2002              OCTOBER 31,
        (UNAUDITED)                   2001                           (UNAUDITED)                  2001
----------------------------------------------------------------------------------------------------------------
      $   280,517              $    488,621                         $  136,448              $    229,508
         5,850,612                 6,483,388                         (1,121,440)                 (363,285)
                --                        --                            (47,113)                  (80,809)
         7,908,151                 1,861,969                          5,270,750                (6,290,728)
                --                        --                              4,260                    36,329
       -----------               -----------                        -----------               -----------
        14,039,280                 8,833,978                          4,242,905                (6,468,985)
       -----------               -----------                        -----------               -----------
          (529,019)                 (223,230)                          (153,614)                 (206,843)
        (6,628,980)                 (281,344)                                --                (1,416,137)
       -----------               -----------                        -----------               -----------
        (7,157,999)                 (504,574)                          (153,614)               (1,622,980)
       -----------               -----------                        -----------               -----------
        27,514,554                27,636,272                         12,221,736                19,477,909

         6,745,252                   276,813                             94,241                   810,833
               401                        --                              1,079                        --
       (14,819,042)              (16,680,648)                        (5,124,131)               (9,478,144)
       -----------               -----------                        -----------               -----------
        19,441,165                11,232,437                          7,192,925                10,810,598
       -----------               -----------                        -----------               -----------
        26,322,446                19,561,841                         11,282,216                 2,718,633
       -----------               -----------                        -----------               -----------
        53,876,654                34,314,813                         31,465,160                28,746,527
       -----------               -----------                        -----------               -----------
       $80,199,100               $53,876,654                        $42,747,376               $31,465,160
       ===========               ===========                        ===========               ===========
       $   159,463               $   407,965                        $   133,654               $   150,820
       ===========               ===========                        ===========               ===========


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 15

FINANCIAL HIGHLIGHTS


                                                                                     INTERMEDIATE
                                                                                   FIXED INCOME FUND
                                                 -----------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED           FISCAL YEAR      FISCAL YEAR     FISCAL YEAR     PERIOD ENDED
                                                  APRIL 30, 2002         ENDED           ENDED            ENDED           ENDED
                                                  (UNAUDITED)        OCT. 31, 2001   OCT. 31, 2000   OCT. 31, 1999  OCT. 31, 1998(1)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.18           $   9.44         $   9.50         $  10.27         $  10.00
                                                      -------           --------         --------         --------         --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.24               0.55             0.56             0.54             0.31
Net realized and unrealized gain (loss)
   on investments                                       (0.37)              0.74            (0.06)           (0.77)            0.27
                                                      -------           --------         --------         --------         --------
     TOTAL FROM INVESTMENT OPERATIONS                   (0.13)              1.29             0.50            (0.23)            0.58
                                                      -------           --------         --------         --------         --------

LESS DISTRIBUTIONS PAID:
From net investment income                              (0.24)             (0.55)           (0.56)           (0.53)           (0.31)
From capital gains                                         --                 --               --            (0.01)              --
                                                      -------           --------         --------         --------         --------
     TOTAL DISTRIBUTIONS                                (0.24)             (0.55)           (0.56)           (0.54)           (0.31
                                                      -------           --------         --------         --------         --------

NET ASSET VALUE, END OF PERIOD                        $  9.81           $  10.18         $   9.44         $   9.50         $  10.27
                                                      =======           ========         ========         ========         ========
TOTAL RETURN2                                          (1.28)%            14.08%            5.60%           (2.26)%           5.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                      $75,828            $75,684          $58,345          $61,624          $68,050
Ratio of expenses to average net assets,
   net of waivers3                                       0.85%              0.85%            0.85%            0.85%            0.85
Ratio of net investment income to
   average net assets, net of waivers3                   4.89%              5.64%            6.01%            5.44%            5.32%
Ratio of expenses to average net assets,
   before waivers3                                       0.87%              0.99%            1.08%            1.07%            1.11%
Ratio of net investment income to
   average net assets, before waivers3                   4.87%              5.50%            5.78%            5.22%            5.06%
Portfolio turnover rate2                                   31%               140%              65%              91%              47%

1COMMENCED OPERATIONS ON MARCH 31, 1998
2NOT ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
3ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT


                                                                                       LARGE CAP
                                                                                       VALUE FUND
                                                      -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED          FISCAL YEAR     FISCAL YEAR     FISCAL YEAR    PERIOD ENDED
                                                   APRIL 30, 2002        ENDED            ENDED            ENDED         ENDED
                                                     (UNAUDITED)      OCT. 31, 2001   OCT. 31, 2000   OCT. 31, 1999 OCT. 31, 1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  8.34            $  9.23          $ 10.06          $  9.59         $ 10.00
                                                      -------            -------          -------          -------         -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.04               0.07             0.08             0.07            0.03
Net realized and unrealized gain (loss)
   on investments                                        0.56              (0.19)            0.12             0.54           (0.42)
                                                      -------            -------          -------          -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                    0.60              (0.12)            0.20             0.61           (0.39)
                                                      -------            -------          -------          -------         -------

LESS DISTRIBUTIONS PAID:
From net investment income                              (0.05)             (0.08)           (0.08)           (0.07)          (0.02)
From capital gains                                      (0.14)             (0.69)           (0.95)           (0.07)             --
                                                      -------            -------          -------          -------         -------
     TOTAL DISTRIBUTIONS                                (0.19)             (0.77)           (1.03)           (0.14)          (0.02)
                                                      -------            -------          -------          -------         -------
NET ASSET VALUE, END OF PERIOD                        $  8.75            $  8.34          $  9.23          $ 10.06         $  9.59
                                                      =======            =======          =======          =======         =======
TOTAL RETURN2                                            7.12%             (1.58)%           2.34%            6.33%          (3.87)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                      $57,121            $48,229          $41,580          $46,422         $40,933
Ratio of expenses to average net assets,
   net of waivers3                                       1.39%              1.39%            1.41%            1.39%           1.45%
Ratio of net investment income to
   average net assets, net of waivers3                   1.03%              0.83%            0.85%            0.66%           0.55%
Ratio of expenses to average net assets,
   before waivers3                                       1.39%              1.39%            1.41%            1.39%           1.45%
Ratio of net investment income to
   average net assets, before waivers3                   1.03%              0.83%            0.85%            0.66%           0.55%
Portfolio turnover rate2                                   30%                76%              60%              76%             27%

                                                                                        SMALL CAP
                                                                                       VALUE FUND
                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED          FISCAL YEAR     FISCAL YEAR      FISCAL YEAR   PERIOD ENDED
                                                  APRIL 30, 2002         ENDED           ENDED            ENDED         ENDED
                                                    (UNAUDITED)      OCT. 31, 2001   OCT. 31, 2000    OCT. 31, 1999 OCT. 31, 1998(1)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.45            $  9.26          $  8.35          $  8.22         $ 10.00
                                                      -------            -------          -------          -------         -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.03               0.11             0.05             0.03              --
Net realized and unrealized gain (loss)
   on investments                                        2.53               2.22             0.89             0.11           (1.78)
                                                      -------            -------          -------          -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                    2.56               2.33             0.94             0.14           (1.78)
                                                      -------            -------          -------          -------         -------

LESS DISTRIBUTIONS PAID:
From net investment income                              (0.09)             (0.06)           (0.03)           (0.01)             --
From capital gains                                      (1.31)             (0.08)              --               --              --
                                                      -------            -------          -------          -------         -------
     TOTAL DISTRIBUTIONS                                (1.40)             (0.14)           (0.03)           (0.01)             --
                                                      -------            -------          -------          -------         -------

NET ASSET VALUE, END OF PERIOD                        $ 12.61            $ 11.45          $  9.26          $  8.35         $  8.22
                                                      =======            =======          =======          =======         =======

TOTAL RETURN2                                           24.18%              5.35%           11.24%            1.67%         (17.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                      $80,199            $53,877          $34,315          $30,062         $22,831
Ratio of expenses to average net assets,
   net of waivers3                                       1.32%              1.41%            1.45%            1.47%           1.50%
Ratio of net investment income to
   average net assets, net of waivers3                   0.84%              1.09%            0.50%            0.30%           0.03%
Ratio of expenses to average net assets,
   before waivers3                                       1.32%              1.41%            1.45%            1.47%           1.57%
Ratio of net investment income to
   average net assets, before waivers3                   0.84%              1.09%            0.50%            0.30%          (0.04)%
Portfolio turnover rate2                                   42%               107%              75%              83%              3%




                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 17

FINANCIAL HIGHLIGHTS


                                                                                      INTERNATIONAL
                                                                                       VALUE FUND
                                                  ----------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED         ISCAL YEAR        FISCAL YEAR     FISCAL YEAR    PERIOD ENDED
                                                  APRIL 30, 2002        ENDED              ENDED           ENDED         ENDED
                                                    (UNAUDITED)      OCT. 31, 2001     OCT. 31, 2000  OCT. 31, 1999 OCT. 31, 1998(1)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  8.56            $ 11.10          $ 10.47           $ 8.97         $ 10.00
                                                      -------            -------          -------           ------         -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.03               0.14             0.08             0.09            0.09
Net realized and unrealized gain (loss)
   on investments and foreign
   currency transactions                                 0.96              (2.06)            0.67             1.50           (1.12)
                                                      -------            -------          -------           ------         -------
     TOTAL FROM INVESTMENT OPERATIONS                    0.99              (1.92)            0.75             1.59           (1.03)
                                                      -------            -------          -------           ------         -------

LESS DISTRIBUTIONS PAID:
From net investment income                              (0.04)             (0.07)           (0.09)           (0.09)             --
From capital gains                                         --              (0.55)           (0.03)              --              --
                                                      -------            -------          -------          -------         -------
     TOTAL DISTRIBUTIONS                                (0.04)             (0.62)           (0.12)           (0.09)             --
                                                      -------            -------          -------          -------         -------

NET ASSET VALUE, END OF PERIOD                        $  9.51            $  8.56          $ 11.10          $ 10.47         $  8.97
                                                      =======            =======          =======          =======         =======

TOTAL RETURN2                                           11.62%            (18.33)%           7.15%           17.85%         (10.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                      $42,747            $31,465          $28,747          $25,918         $19,858
Ratio of expenses to average net assets,
   net of waivers3                                       1.83%              1.85%            1.85%            1.85%           1.85%
Ratio of net investment income to
   average net assets, net of waivers3                   0.76%              0.73%            0.71%            1.08%           1.85%
Ratio of expenses to average net assets,
   before waivers3                                       1.83%              1.85%            1.85%            1.86%           1.96%
Ratio of net investment income to
   average net assets, before waivers3                   0.76%              0.73%            0.71%            1.07%           1.74%
Portfolio turnover rate2                                   19%                29%              40%              13%              6%

1COMMENCED OPERATIONS ON MARCH 31, 1998
2NOT ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
3ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR AMOUNTS
DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


18   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2002 (UNAUDITED)


1. ORGANIZATION
JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2002, the only series presently authorized are the JohnsonFamily Intermediate Fixed Income Fund, the JohnsonFamily Large Cap Value Fund, the JohnsonFamily Small Cap Value Fund and the JohnsonFamily International Value Fund individually referred to as a "Fund" and collectively as the "Funds".


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

A. INVESTMENT VALUATION
Equity securities listed on a recognized U.S. or foreign securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. If events occur after the close of the securities exchange in which foreign securities are traded, and before the close of business of the International Value Fund, that are expected to materially effect the value of those securities, then they are valued at their fair market value taking these events into account. Equity securities listed on a recognized U.S. or foreign securities exchange for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days may be valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available (of which there were none as of April 30, 2002) are valued at their fair value as determined in good faith by JohnsonFamily Funds Fair Value Committee pursuant to guidelines established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATIONS
The books and records of the International Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The International Value Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Value Fund report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for the financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

C. FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Value Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2002, the International Value Fund has no such contracts outstanding.


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 19

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2002 (UNAUDITED)


D. ORGANIZATIONAL COSTS
Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Funds commenced their investment activities. If any of the original shares of the Funds, purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

E. FEDERAL INCOME AND EXCISE TAXES
Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders. As of October 31, 2001, the Intermediate Fixed Income Fund and the International Value Fund have capital loss carryforwards of $1,190,118 and $363,285, respectively, expiring in 2008.

F. DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, if any, will be declared and paid monthly for the Intermediate Fixed Income Fund, quarterly for the Large Cap Value Fund and annually for both the Small Cap Value and International Value Funds. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

H. EXPENSES
The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, distribution, and custodian fees. In fiscal 2001, the Funds began allocating administration fees equally among the portfolios. Other expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective average daily net assets.

I. USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.


20   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

J. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS
The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. CAPITAL STOCK
Transactions in shares of capital stock were as follows:


                                                         FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
                                                 INTERMEDIATE          LARGE CAP        SMALL CAP    INTERNATIONAL
                                            FIXED INCOME FUND         VALUE FUND       VALUE FUND       VALUE FUND
-------------------------------------------------------------------------------------------------------------------
Shares sold                                           920,845         1,093,010        2,296,666         1,391,829
Shares issued to holders in reinvestment
     of dividends                                      97,799           107,462          611,786            10,673
Shares redeemed                                      (728,409)         (455,441)      (1,254,885)         (582,062)
                                                    ---------         ---------        ---------         ---------
NET INCREASE                                          290,235           745,031        1,653,567           820,440
                                                    =========         =========        =========         =========

                                                             FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001
                                                 INTERMEDIATE          LARGE CAP        SMALL CAP    INTERNATIONAL
                                            FIXED INCOME FUND         VALUE FUND       VALUE FUND       VALUE FUND
--------------------------------------------------------------------------------------------------------------------
Shares sold                                         2,030,126         1,818,826        2,533,485         1,980,796
Shares issued to holders in reinvestment
     of dividends                                     194,047           232,554           28,262            76,350
Shares redeemed                                      (971,468)         (772,615)      (1,561,063)         (974,215)
                                                    ---------         ---------        ---------         ---------
NET INCREASE                                        1,252,705         1,278,765        1,000,684         1,082,931
                                                    =========         =========        =========         =========


4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment  securities,  excluding  U.S.  government  and short-term securities, for the six months ended April 30, 2002, are as follows:


                                                 INTERMEDIATE          LARGE CAP        SMALL CAP    INTERNATIONAL
                                            FIXED INCOME FUND         VALUE FUND       VALUE FUND       VALUE FUND
--------------------------------------------------------------------------------------------------------------------
Purchases                                         $22,792,824        $19,272,689      $38,079,531      $12,558,616
Sales                                              19,931,644         15,476,623       26,733,129        6,548,269


Purchases and sales of U.S. government securities for the Intermediate Fixed Income Fund for the six months ended
April 30, 2002, were $11,050,640 and $4,141,201, respectively.


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 21

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2002 (UNAUDITED)


At April 30, 2002, gross unrealized appreciation and depreciation of securities, based on the cost of investments for financial reporting and federal income tax purposes of $76,080,803, $57,996,798, $70,628,010, and $42,326,068 for the
Intermediate Fixed Income, Large Cap Value, Small Cap Value, and International Value Funds, respectively, were as follows:



                                                INTERMEDIATE          LARGE CAP        SMALL CAP     INTERNATIONAL
                                            FIXED INCOME FUND        VALUE FUND       VALUE FUND        VALUE FUND
-------------------------------------------------------------------------------------------------------------------
Unrealized appreciation                              $976,531        $ 4,416,234      $11,338,765       $3,317,824
Unrealized depreciation                              (978,199)        (5,438,190)      (2,291,542)      (3,301,832)
                                                    ---------        -----------      -----------       ----------
Net unrealized appreciation (depreciation)          $  (1,668)       $(1,021,956)     $ 9,047,223       $   15,992
                                                    =========        ===========      ===========       ==========


5. OTHER
On July 26, 2001, the JohnsonFamily Funds Board of Directors approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the International Value Fund and October 10, 2001 for the Intermediate Fixed Income, Large Cap Value and Small Cap Value Funds, and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Funds. Any proceeds of the fee will be credited to the assets of the Fund in which the shares were redeemed. As of April 30, 2002, there were $401 and $1,079 in redemption fees retained for the Small Cap Value, and International Value Funds, respectively.


6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
Johnson Asset Management, Inc. ("JAM") is the investment adviser for the Funds. JAMmanages the Funds' investments and its business operations under the overall supervision of the Funds' Board of Directors. As compensation for JAM's services, the Funds will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.45% for the Intermediate Fixed Income Fund, 0.75% for the Large Cap Value Fund and the Small Cap Value Fund and 0.90% for the International Value Fund.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, or 2.50% of each of the Large Cap Value Fund, Small Cap Value Fund and International Value Fund, the Adviser will reimburse the Funds for the amount of such excess. Additionally, for the six months ended April 30, 2002, the Adviser has voluntarily agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 0.85%, 1.45%, 1.50%, and 1.85% of the average daily net assets of the Intermediate Fixed Income Fund, Large Cap Value Fund, Small Cap Value Fund, and International Value Fund, respectively. For the six months ended April 30, 2002, the Adviser reimbursed the Intermediate Fixed Income Fund $7,496.

State Street Bank and Trust acts as custodian (the "custodian") for the Funds. Fees of the custodian are being paid on the basis of the net assets of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.


22   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

7. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN
SEI Investments Mutual Funds Services (the "Administrator") serves as the Administrator to the Funds. The Funds and The Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $300,000 or 0.18% of the first $250 million at the Fund's aggregate net assets; 0.12% of the next $250 million of the Fund's aggregate net assets; 0.10% of the Fund's aggregate net assets over $500 million.

SEI Investments, Distribution Co. (the "Distributor") serves as the Distributor to the Funds. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.125% of the Fund's average daily net assets for the Intermediate Fixed Income Fund and 0.25% of the Fund's average daily net assets for the Large Cap Value, Small Cap Value, and International Value Funds.

Forum Shareholder Services LLC serves as the Transfer Agent and dividend disbursing agent to the Funds.


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 23

NOTES

This report has been prepared for the general information of JohnsonFamily Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

                 [JOHNSON LOGO OMITTED]


                  JohnsonFamily Funds
                     P.O. Box 515
                Racine, WI 53401-0515

JFF-SA-002-0100